Condensed consolidated statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net (loss)/ profit for the year	€ (2,839)	€ (7,948)	€ (13,731)
Adjusted for:
Equity settled share-based compensation	438	1,045
Fair value movement in warrants	(44)	(309)
Depreciation and amortization	85	1,534
Net finance income	(72)	42
Impairment of inventory		(272)
Loss/(gain) on sale of property, plant and equipment	(1)
Corporate Income Tax Expense	76
Discount on convertible Notes	83
Total adjustments	(2,274)	(5,908)
Changes in working capital:
(Increase)/decrease in receivables	(705)	1,203
(Increase)/decrease in inventories	240	(1,645)
Increase/(decrease) in payables and accruals	1,141	(2,073)
Interest and similar expenses - paid	(8)	(289)
Taxes received		784
Net cash used by operating activities	(1,606)	(7,928)
Cash flows from investing activities
Purchase of property, plant and equipment	(17)	(8)
Proceeds from sale of assets		440
Development expenditure		(111)
Payments to subsidiaries shareholders	(170)
Receipt of government grants		472
Net cash provided by investing activities	(187)	793
Cash flows from financing activities
Proceeds from issuance of shares	253	5,942
Convertible note conversions / repayments	(51)
Payments to subsidiaries	(159)
Payment of lease liabilities	(28)	(691)
Proceeds from loans and borrowings	1,914	1,186
Net cash provided by financing activities	1,929	6,437
Net (decrease)/increase in cash and cash equivalents	136	(698)
Cash and cash equivalents at beginning of year	214	1,147	1,147
Effects of movements in exchange rates on cash held	(7)	(38)
Cash and cash equivalents at end of year	343	411	€ 214
Add restricted cash
Cash and cash equivalents at end of year including restricted cash	€ 343	€ 411